Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earning Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

Net income	135,351,411	164,617,561	37,784,446
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	155,453,871	74,254,198	(88,867,427)
Dilutive weighted average number of ordinary shares	1,527,097,111	1,445,897,438	1,282,775,813
Basic earnings per share	0.10	0.12	0.03
Diluted earnings per share	0.09	0.11	0.03